Note 8 - Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

8. FAIR VALUE MEASUREMENT

Derivative Liabilities

As of January 1, 2024, the Company had Level 3 derivative liabilities that were measured at fair value at issuance, related to the put options of the Convertible Notes.  On March 28, 2024, the redemption feature of the Company’s Convertible Notes was triggered prompting the Company to mark-to-market the fair value of the bifurcated put options of the Convertible Notes.  As of March 28, 2024, the Company determined that the probability of settlement pursuant to such put option was de minimis and, as a result, the fair value of such bifurcated put options was $0. As of December 31, 2024, the Company had no derivative liabilities as the underlying Convertible Notes were converted into shares of common stock.  See Note 5 – Debt – Convertible Notes Payable for additional details regarding the conversion of the Convertible Notes.  The put options were valued using a discounted cash flow valuation technique.

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2023	$-
Issuance of Convertible Notes	15,800
Change in fair value of derivative liabilities	142,200
Ending balance on December 31, 2023	158,000
Change in fair value of derivative liabilities	(158,000)
Ending balance on December 31, 2024	$-

There are derivative liabilities of $0 as of December 31, 2024. For the derivative liabilities valuation, as of the issuance dates of the Convertible Notes between July 12, 2023 and July 21, 2023, the significant unobservable inputs used in the discounted cash flow were a discount rate between 8% to 16% and the probability of a change of control occurring of 10%. For the derivative liabilities valuation, as of December 31, 2023, the significant unobservable inputs used in the discounted cash flow were a discount rate between 8% to 16%.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Warrant Liabilities

The Company determined that the North Run Warrants should be accounted for as Level 3 warrant liabilities and carried at their fair value computed using a Monte-Carlo simulation.

The Monte Carlo simulation considered assumptions including the number of trials, warrant dilution, bid price estimates and multiple VWAP amounts for the cashless conversions of the North Run Warrants. Additionally, other key assumptions used in the Monte-Carlo simulation include the risk-free rate, the expected term of the warrants, expected stock price volatility, expected dividends and management’s assumption that the probability of a fundamental transaction occurring is de minimis. The following table summarizes the significant assumptions used in the Monte-Carlo simulation during the year ended December 31, 2024:

For the Year Ended
December 31, 2024
Risk-free interest rate	3.55% - 3.58%
Expected term (years)	5.35 - 5.5
Expected volatility	42.60% - 43.20%
Expected dividends	0.00%

In connection with the North Run Private Placement, the Company determined it should reclassify warrants to purchase an aggregate 2,895,709 shares of common stock (the “Historical Warrants”) as Level 3 warrant liabilities and carried at fair value using a Black-Scholes call option model pursuant to the analysis of a certain tender offer provision (the “Tender Offer Provision”) within the Historical Warrants wherein, in the event of a cash tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of the Company’s common shares, all holders of the warrants would be entitled to receive cash for their warrants.

The following table summarizes the Black-Scholes assumptions used during the year ended December 31, 2024:

For the Year Ended
December 31, 2024
Risk-free interest rate	3.58% - 4.38%
Expected term (years)	2.32 - 5.15
Expected volatility	39.58% - 60.80%
Expected dividends	0.00%

The following table sets forth a summary of the changes in the fair value of Level 3 warrant liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2024	$-
Reclassification of Historical Warrants	2,130,167
Issuance of warrant liabilities	1,563,400
Change in fair value of warrant liabilities	(2,198,051)
Ending balance on December 31, 2024	$1,495,516

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023